CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary Shares, par value per share	$ 0.20	$ 0.20
Ordinary Shares, shares authorized	20,000,000	9,997,670
Ordinary Shares, shares issued	8,674,717	8,447,307
Ordinary Shares, shares outstanding	8,638,685	8,411,275